SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Summary of Financial Information by Segment
The following table includes the reconciliation of Adjusted EBIT for Industrial Activities to net income, the most comparable U.S. GAAP financial measure, for the three and six months ended June 30, 2022 and 2021.

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	(in millions)		(in millions)
Agriculture	$663	$582	$1,089	$981
Construction	34	24	66	49
Unallocated items, eliminations and other	(43)	(34)	(72)	(65)
Total Adjusted EBIT of Industrial Activities	$654	$572	$1,083	$965
Financial Services Net Income	95	85	177	163
Financial Services Income Taxes	38	26	74	52
Interest expense of Industrial Activities, net of interest income and eliminations	(35)	(31)	(70)	(71)
Foreign exchange gains (losses), net of Industrial Activities	13	(4)	—	(15)
Finance and non-service component of Pension and other post-employment benefit cost of Industrial Activities(1)	40	35	77	70
Restructuring expense of Industrial Activities	(6)	(5)	(8)	(6)
Other discrete items of Industrial Activities(2)	(19)	(12)	(58)	(13)
Income (loss) before taxes	$780	$666	$1,275	$1,145
Income tax (expense) benefit	(228)	(152)	(387)	(268)
Net income (loss) of discontinued operations	—	185	—	247
Net income (loss)	$552	$699	$888	$1,124
(1) This item includes a pre-tax gain of $30 million and $60 million in the three and six months ended June 30, 2022 and 2021, respectively, as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the 2018 modification of a healthcare plan in the U.S. and a pre-tax gain of $6 million and $12 million in the three and six months ended June 30, 2022, respectively, as a result of the amortization over 4 years of the $101 million positive impact from 2021 modifications of a healthcare plan in the U.S.
(2) In the three and six months ended June 30, 2022, this item included $3 million and $6 million of separation costs incurred in connection with our spin-off of the Iveco Group Business and $16 million and $8 million of loss from the activity of the two Raven businesses held for sale, including the loss on the sale of the Engineered Films Division. In the six month ended June 30, 2022, this item also included $44 million of asset write-downs. In the three and six months ended June 30, 2021, this item includes $8 million and $9 million of separation costs incurred in connection with our spin-off of the Iveco Group Business.